Share-Based Compensation - Summary of Share Based Compensation Expense Recognized Related To Share Options Granted And Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	¥ 133,869	$ 18,855	¥ 112,026	¥ 226,161
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	35,352		16,120	10,853
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	85,335		80,448	190,252
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	¥ 13,182		¥ 15,458	¥ 25,056